Derivative Financial Instruments - Additional Information (Detail) - USD ($) $ in Millions	12 Months Ended
	Feb. 28, 2019	Feb. 28, 2018	Feb. 28, 2017
Derivative Instruments, Gain (Loss) [Line Items]
Derivative liability, fair value of collateral	$ 0
Percentage of cash and cash equivalents denominated in foreign currencies	9.00%	9.00%
Percentage of accounts receivable denominated in foreign currencies	29.00%	35.00%
Percentage of accrued liabilities denominated in foreign currencies	4.00%	6.00%
Net unrealized losses on forward contracts reclassified to income	$ 0
Percentage of maximum credit exposure to single counterparty to the total fair value of derivative instruments with net unrealized gains	58.00%	0.00%	100.00%
Received collateral from counterparties		$ 1
Percentage of cash, cash equivalents and investments threshold used to determine major issuer	16.00%	19.00%
Derivative, Fixed Interest Rate	3.75%
Credit Risk
Derivative Instruments, Gain (Loss) [Line Items]
Unsettled foreign exchange derivative instruments	$ 0	$ 0
Notional amount	184	0
Cash Flow Hedging
Derivative Instruments, Gain (Loss) [Line Items]
Portion of cash flow hedges deemed to be ineffective	0
Net unrealized losses on forward contracts before tax	$ 0	1
Cash Flow Hedging | Minimum
Derivative Instruments, Gain (Loss) [Line Items]
Higher maturity range	March 2019
Cash Flow Hedging | Maximum
Derivative Instruments, Gain (Loss) [Line Items]
Higher maturity range	November 2019
Not Subject to Hedge Accounting | Foreign Exchange Contract
Derivative Instruments, Gain (Loss) [Line Items]
Net unrealized gains on forward contracts before tax	$ 0	$ 0
Not Subject to Hedge Accounting | Minimum | Foreign Exchange Contract
Derivative Instruments, Gain (Loss) [Line Items]
Higher maturity range	March 2019
Not Subject to Hedge Accounting | Maximum | Foreign Exchange Contract
Derivative Instruments, Gain (Loss) [Line Items]
Higher maturity range	April 2019